Secured Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Secured Note Payable

Note 9 – Secured Note Payable

On March 27, 2018, the Company entered into a Secured Promissory Note Agreement (the “Secured Note”) with Tech Capital, LLC (“Tech Capital”) for a principal amount of $1,187,000. As of March 31, 2019, the principal balance of the Secured Note was approximately $986,000. The Company used the proceeds from the Secured Note to repay the Company’s 11% unsecured promissory notes issued in June 2016 pursuant to the Note and Warrant Agreement (see Note 11 – Unsecured Promissory Notes and Warrants).

The Secured Note has a maturity date of April 1, 2023. The unpaid principal balance accrues interest at a rate of 8% per annum. Principal and interest payments are due on the first day of each month commencing on May 1, 2018. The Secured Note is subject to the terms and conditions of and is secured by security interests granted by the Company in favor of Tech Capital under the Loan and Security Agreement between the Company and Tech Capital, dated August 16, 2017 and all of the riders and amendments thereto (the “Loan Agreement”) (see Note 10 – Secured Revolving Credit Facility). An event of default under such Loan Agreement shall be an event of default under the Secured Note and vice versa. In the event the principal balance under the Loan Agreement is due, all amounts due under the Secured Note shall also be due.

During the three months ended March 31, 2019, the Company made payments under the Secured Note of approximately $72,000. Included in the total payments made, approximately $20,000 was recognized as interest expense on the condensed consolidated statement of operations and comprehensive loss for the three months ended March 31, 2019.

Debt issuance costs of approximately $6,000 were recognized as interest expense on the condensed consolidated statement of operations and comprehensive loss for the three months ended March 31, 2018.

As of March 31, 2019, future principal maturities are as follows:

2019 (excluding the three months ended March 31, 2019)	$162,000
2020	231,000
2021	251,000
2022	271,000
2023	71,000
Total	$986,000

Note 11 – Secured Note Payable

On March 27, 2018, the Company entered into a Secured Promissory Note Agreement (the “Secured Note”) with Tech Capital, LLC (“Tech Capital”) for a principal amount of $1,187,000. As of December 31, 2018, the principal balance of the Secured Note was approximately $1,038,000. The Company used the proceeds from the Secured Note to repay the Company’s 11% unsecured promissory notes issued in June 2016 pursuant to the Note and Warrant Agreement (see Note 13 – Unsecured Promissory Notes and Warrants).

The Secured Note has a maturity date of April 1, 2023. The unpaid principal balance accrues interest at a rate of 8% per annum. Principal and interest payments are due on the first day of each month commencing on May 1, 2018. The Secured Note is subject to the terms and conditions of and is secured by security interests granted by the Company in favor of Tech Capital under the Loan and Security Agreement between the Company and Tech Capital, dated August 17, 2017 and all of the riders and amendments thereto (the “Loan Agreement”) (see Note 12 – Secured Revolving Credit Facility). An event of default under such Loan Agreement would be an event of default under the Secured Note and vice versa. In the event the principal balance under the Loan Agreement is due, all amounts due under the Secured Note would also be due.

During the year ended December 31, 2018, the Company made payments under the Secured Note of approximately $216,000. Approximately $67,000 of the total payments made was recognized as interest expense on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2018. Debt issuance costs of approximately $6,000 were recognized as interest expense on the consolidated statement of operations and comprehensive loss for the year ended December 31, 2018.

As of December 31, 2018, future principal maturities are as follows:

2019	$195,000
2020	230,000
2021	249,000
2022	269,000
2023	95,000
Total	$1,038,000